EMPLOYEE AND DIRECTOR BENEFITS - Options (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number
Options outstanding, beginning of year (in shares)	480,478	373,392
Granted (in shares)	33,294	113,086
Exercised (in shares)	(10,000)	(1,000)
Forfeited (in shares)	(2,280)	(5,000)
Options outstanding, end of year (in shares)	501,492	480,478
Exercisable, end of year (in shares)	327,526	216,677
Weighted-Average Exercise Price
Weighted average exercise price, beginning balance (in dollars per share)	$ 14.95	$ 13.55
Granted weighted average exercise price (in dollars per share)	20.03	19.49
Exercised weighted average exercise price per share (in dollars per share)	10.00	10.00
Forfeited weighted average exercise price per share (in dollars per share)	20.10	14.20
Weighted average exercise price, Ending balance (in dollars per share)	$ 15.37	$ 14.95
Weighted average remaining contractual life	6 years 5 months 15 days	7 years 3 months 3 days
Exercisable end of year weighted average exercise price (in dollars per share)	$ 13.79	$ 12.67